Post-retirement benefit obligations (Tables)	12 Months Ended
Jun. 30, 2026
Post-retirement benefit obligations
Schedule of post-retirement benefit obligations

		Non-current		Current		Total
		2026	2025	2026	2025	2026	2025
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement healthcare obligations	31.1
South Africa		4 504	3 943	347	325	4 851	4 268
United States of America		63	234	13	6	76	240
		4 567	4 177	360	331	4 927	4 508
Pension obligations	31.2
Foreign – post-retirement benefit obligation		7 055	7 944	378	386	7 433	8 330
Total post-retirement benefit obligations		11 622	12 121	738	717	12 360	12 838

Pension assets	31.2
South Africa – post-retirement benefit asset		(124)	(113)	—	—	(124)	(113)
Foreign – post-retirement benefit asset		(1 189)	(970)	—	—	(1 189)	(970)
Total post-retirement benefit assets		(1 313)	(1 083)	—	—	(1 313)	(1 083)
Net pension obligations		5 742	6 861	378	386	6 120	7 247

Schedule of loss/(gain) on post-retirement benefit obligations

		Loss/(gain) recognised in the income			Loss/(gain) recognised in other
		statement			comprehensive income
		2026	2025	2024	2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement benefit obligations
Post-retirement healthcare obligations	31.1	379	523	495	378	137	137
Pension benefits – projected benefit obligation	31.2	10 608	10 836	10 162	1 329	1 819	2 081
Pension benefits – plan asset of funded obligation	31.2	(8 524)	(9 640)	(8 998)	(823)	(1 559)	(3 575)
Interest on asset limitation		239	644	665	—	—	—
Net movement on asset limitation and reimbursive right*		—	—	—	(1 131)	(648)	1 302
		2 702	2 363	2 324	(247)	(251)	(55)

*Refer to note 31.2 for the asset not recognised due to asset limitation.

Schedule of actuarial valuations

	Healthcare benefits	Pension benefits
Last actuarial valuation – South Africa	30 June 2026	31 March 2026
Last actuarial valuation – United States of America	30 June 2026	30 June 2026
Last actuarial valuation – Europe	n/a*	30 April 2026
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

*Not applicable as there is no post-retirement healthcare obligation in Europe.

Schedule of actuarial assumptions

			United States of
	South Africa		America				Europe
	2026	2025	2026		2025		2026	2025
at valuation date	%	%	%		%		%	%
Healthcare cost inflation	6,0	7,5	n/a	*	n/a	*	n/a	n/a
Discount rate – post-retirement medical benefits	9,4	12,0	5,6		5,3		n/a	n/a
Discount rate – pension benefits	8,8	10,8	5,4		5,3		4,3	3,9
Pension increase assumption	4,2	6,0	n/a	**	n/a	**	2,2	2,2
Average salary increases	4,0	5,5	4,2		4,2		3,2	3,2
Weighted average duration of the obligation – post-retirement medical obligation	12,5 years	12,5 years	11 years		9 years		n/a	n/a
Weighted average duration of the obligation – pension obligation	10 years	10,25 years	8 years		8 years		13 years	14 years

*

The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**	There are no automatic pension increases for the United States of America pension plan.

Healthcare
Post-retirement benefit obligations
Schedule of reconciliation of obligation recognised

	South Africa		United States of America		Total
	2026	2025	2026	2025	2026	2025
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	4 268	3 915	240	246	4 508	4 161
Movements recognised in the income statement:	518	499	(139)	24	379	523
current service cost	23	22	6	12	29	34
past service cost*	—	—	(153)	—	(153)	—
interest cost	495	477	8	12	503	489
Actuarial losses/(gains) recognised in other comprehensive income:	379	146	(1)	(9)	378	137
arising from changes in financial assumptions	448	222	(3)	—	445	222
arising from changes in actuarial experience	(69)	(76)	2	(9)	(67)	(85)
Benefits paid	(314)	(292)	(10)	(15)	(324)	(307)
Translation of foreign operations	—	—	(14)	(6)	(14)	(6)
Total post-retirement healthcare obligation at end of year	4 851	4 268	76	240	4 927	4 508
*	During the year, the Group amended the US post-retirement medical plan. The amendment resulted in a past service credit (negative past service cost) which was recognised in the income statement.

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		United States of America
	2026	2025	2026		2025
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	518	434	—	*	—	*
Decrease in the healthcare cost inflation	(450)	(377)	—	*	—	*
Increase in the discount rate	(433)	(360)	(7)		(21)
Decrease in the discount rate	505	419	9		25
*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States of America pension plan.

Pension
Post-retirement benefit obligations
Schedule of reconciliation of obligation recognised

	South Africa		Foreign		Total
	2026	2025	2026	2025	2026	2025
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	79 943	72 186	11 987	11 697	91 930	83 883
Movements recognised in income statement:	9 713	9 961	895	875	10 608	10 836
current service cost	1 411	1 196	430	410	1 841	1 606
interest cost	8 302	8 765	465	465	8 767	9 230
Actuarial losses/(gains) recognised in other comprehensive income:	1 620	2 082	(291)	(263)	1 329	1 819
arising from changes in financial assumptions	1 046	4 652	(210)	(204)	836	4 448
arising from change in actuarial experience	574	(2 570)	(81)	(59)	493	(2 629)
Member contributions	640	658	—	—	640	658
Benefits paid	(5 048)	(4 944)	(716)	(722)	(5 764)	(5 666)
Translation of foreign operations	—	—	(1 154)	400	(1 154)	400
Projected benefit obligation at end of year	86 868	79 943	10 721	11 987	97 589	91 930

unfunded obligation¹	—	—	7 433	8 330	7 433	8 330
funded obligation	86 868	79 943	3 288	3 657	90 156	83 600
1	Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value of R83 million (2025: R112 million). A loss of R22 million (2025: R23 million) has been recognised in other comprehensive income in respect of the reimbursive right.

Schedule of allocation of plan assets

	South Africa		United States of America
	2026	2025	2026	2025
at 30 June	%	%	%	%
Equities	53	55	33	33
resources	8	6	3	3
industrials	4	4	4	4
consumer discretionary	9	11	3	4
consumer staples	5	6	2	3
healthcare	3	4	3	3
information technologies	7	7	10	8
telecommunications	3	3	3	3
utilities	1	1	—	—
financials (ex real estate)	13	13	5	5
Fixed interest	21	17	41	42
Direct property	11	11	5	7
Listed property	3	3	—	—
Cash and cash equivalents	3	4	—	—
Third party managed assets	6	9	—	—
Other	3	1	21	18
Total	100	100	100	100

	South Africa¹		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	20	35	—	100
foreign	25	40	—	100
Fixed interest	10	25	—	100
Property	10	20	—	100
Other	—	15	—	100
1	Members of the defined contribution scheme have a choice of five investment portfolios. The portion of fund assets invested in each portfolio is 0,9%, 84,3%, 2,2%, 0,5% and 12,1% for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio, money market portfolio and cash flow matched portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted.

Schedule of net defined benefit liability (asset)

	South Africa		Foreign		Total
	2026	2025	2026	2025	2026	2025
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	86 868	79 943	3 288	3 657	90 156	83 600
defined benefit portion	41 265	38 300	3 288	3 657	44 553	41 957
defined benefit option for defined contribution members	45 603	41 643	—	—	45 603	41 643
Plan assets	(92 924)	(87 141)	(4 477)	(4 627)	(97 401)	(91 768)
defined benefit portion	(138 527)	(45 498)	(4 477)	(4 627)	(143 004)	(50 125)
defined benefit option for defined contribution members	45 603	(41 643)	—	—	45 603	(41 643)
Projected benefit obligation (unfunded)	—	—	7 433	8 330	7 433	8 330
Asset not recognised due to asset limitation	5 932	7 085	—	—	5 932	7 085
Net liability/(asset) recognised	(124)	(113)	6 244	7 360	6 120	7 247

Schedule of reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2026	2025	2026	2025	2026	2025
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	87 141	79 389	4 627	4 596	91 768	83 985
Movements recognised in income statement:	8 305	9 420	219	220	8 524	9 640
interest income	8 305	9 420	219	220	8 524	9 640
Actuarial (losses)/gains recognised in other comprehensive income:	514	1 283	309	276	823	1 559
arising from return on plan assets (excluding interest income)	514	1 283	309	276	823	1 559
Plan participant contributions¹	640	658	—	—	640	658
Employer contributions¹	1 372	1 335	57	66	1 429	1 401
Benefit payments	(5 048)	(4 944)	(373)	(419)	(5 421)	(5 363)
Translation of foreign operations	—	—	(362)	(112)	(362)	(112)
Fair value of plan assets at end of year	92 924	87 141	4 477	4 627	97 401	91 768
Actual return on plan assets	8 819	10 703	528	496	9 347	11 199
1	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

Schedule of contributions to plans

	South Africa	Foreign
	Rm	Rm
Pension contributions	1 399	57

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		Foreign
	2026	2025	2026		2025
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	5	6	200		247
Decrease in average salaries increase assumption	(4)	(5)	(175)		(215)
Increase in the discount rate	(1 508)	(1 443)	(1 141)		(1 212)
Decrease in the discount rate	1 805	1 722	1 402		1 473
Increase in the pension increase assumption	1 855	1 770	758	*	821	*
Decrease in the pension increase assumption	(1 581)	(1 513)	(639)	*	(689)	*
*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.